Earnings/ (Loss) Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings/ (Loss) Per Share [Abstract]
Net (loss)/ income	$ 7,602,568	$ (404,468)
Comprehensive (loss)/income	7,602,568	(404,468)
Less: Cumulative dividends on Series A Preferred Shares	0	0
Net (loss)/income and comprehensive (loss)/ income available to common shareholders	$ 7,602,568	$ (404,468)
Weighted average number of common shares outstanding, basic (in shares)	73,384,422	802,765
Plus: Dilutive effect of warrants (in shares)	2,818,587	0
Weighted average number of common shares outstanding, diluted (in shares)	76,203,009	802,765
(Loss)/ Earnings per common share, basic (in dollars per share)	$ 0.10	$ (0.50)
(Loss)/ Earnings per common share, diluted (in dollars per share)	$ 0.10	$ (0.50)